Subsequent events (Details) - CNY (¥)	Feb. 28, 2022	Apr. 18, 2021	Jan. 31, 2022
Subsequent Event [Member] | Beijing Xinxiang future technology development Co., Ltd [Member]
Subsequent events (Details) [Line Items]
Percentage of equity interests hold			43.00%
Total consideration amount			¥ 4,300,000
Payments to acquire equity method investments	¥ 3,200,000
Beijing Pengxiang World Education Technology Co., LTD and Subsidiaries [Member]
Subsequent events (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business combination total consideration		¥ 53,400,000
Prepayment		¥ 46,600,000